Equity and Stock-Based Compensation - Assumptions Used in Estimating Fair Value of Stock Options (Detail) - 12 months ended Mar. 31, 2015	Total
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk free interest rate	1.20%
Expected life in years	2 years
Expected volatility	158.00%